STOCKHOLDERS' EQUITY (Details)	1 Months Ended		12 Months Ended						12 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2012 Warrant One [Member]		Dec. 31, 2012 Warrant Two [Member]	Dec. 31, 2012 Warrant Three [Member]	Dec. 31, 2012 Warrant Three [Member] Minimum [Member]	Dec. 31, 2012 Warrant Three [Member] Maximum [Member]	Dec. 31, 2012 Underwritten Offering [Member]	Dec. 31, 2012 November Private Placement One [Member]	Dec. 31, 2012 November Private Placement Two [Member]	Dec. 31, 2012 June Public Offering [Member]	Dec. 31, 2012 April Private Placement [Member]
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants (in shares)		21,512,459	27,310	[1]	105,040	91,524			9,248,334	2,000,000	1,000,000	2,981,440	6,058,811
Warrants Exercise Price (in dollars per share)			0.60	[1]	16.065		99.45	100.98	0.60	1.00	1.25	1.25	0.75
Warrants Expiration Date	Feb. 04, 2018		Jul. 27, 2015	[1]	Jul. 27, 2015	Dec. 31, 2015			Dec. 06, 2016	Jan. 31, 2013	Nov. 02, 2017	Jun. 13, 2017	Mar. 31, 2016

[1]	The exercise prices of these warrants are subject to adjustment for "down-rounds" and the warrants have been accounted for as derivative instruments as described in Note 3.